FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2020
FAIR VALUE MEASUREMENTS
Schedule of Investments Measured at Fair Value on Recurring Basis

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2019	assets (Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Foreign exchange forward contracts- receivable	52,281,183	—	52,281,183	—
Call options	294,177,634	—	—	294,177,634

Liabilities:
Convertible senior notes	728,215,869	—	—	728,215,869
Guarantee liabilities	72,019,365	—	—	72,019,365
Foreign exchange forward contracts- payable	3,856,561	—	3,856,561	—
Derivative liability interest rate swap	61,271,965	—	—	61,271,965

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	September 30,	for identical	observable	unobservable
Description	2020	assets (Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Foreign exchange forward contracts- receivable	38,962,477	—	38,962,477	—
Call options	507,692,955	—	—	507,692,955

Liabilities:
Convertible senior notes	1,241,767,766	—	—	1,241,767,766
Guarantee liabilities	60,836,893	—	—	60,836,893
Foreign exchange forward contracts- payable	596,988	—	596,988	—

Schedule of Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Balance at January 1,	68,632	728,215,869
Issuance of convertible senior notes	585,301,500	—
Foreign exchange (gain)/loss	10,462,359	(14,117,988)
Change in fair value of convertible senior notes	(38,525,112)	516,665,506
Change in the instrument-specific credit risk	(56,904)	11,004,379
Repurchase of convertible senior notes	(68,632)	—
Balance at September 30,	557,181,843	1,241,767,766

A summary of changes in Level 3 fair value of call option for the nine months ended September 30, 2019 and 2020 were as follows:

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Balance at January 1,	—	294,177,634
Issuance of call options	206,577,000	—
Foreign exchange gain/(loss)	5,610,000	(4,983,000)
Change in fair value of call options	(663,084)	218,498,321
Balance at September 30,	211,523,916	507,692,955

A summary of changes in Level 3 fair value of foreign exchange options for the nine months ended September 30, 2019 and 2020 were as follows:

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Balance at January 1,	846,718	—
Purchase of foreign exchange options	—	—
Cash Settlement	(516,012)	—
Change in fair value of foreign exchange options	(330,706)	—
Balance at September 30,	—	—

Schedule of Change in Fair Value of rate swap Derivatives

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Balance at January 1,	12,786,001	61,271,965
Change in fair value of interest rate swap	94,440,241	78,878,089
Cash settlement	(21,488,548)	—
Disposal	—	(140,150,054)
Balance at September 30,	85,737,694	—

Schedule of Change in Fair Value of Derivatives

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Balance at January 1,	92,404,068	72,019,365
Additions	386,123	—
Amortization	(17,438,596)	(11,182,472)
Cancellation	(3,992,475)	—
Balance at September 30,	71,359,120	60,836,893

	Foreign exchange forward		Type of derivatives
For the nine months ended	contracts		Convertible	Interest		Foreign exchange
September 30,	Realized	Unrealized	senior notes	Rate swap	Call option	options	Total
(In RMB)
2019	(61,800,619)	(108,371,849)	38,525,112	(94,440,241)	(663,084)	(330,706)	(227,081,387)
2020	22,115,803	(10,059,132)	(516,665,506)	(78,878,089)	218,498,321	—	(364,988,603)